Fair value measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term deposits		$ 281,513
Long-term investments	$ 391,261	$ 23,784
Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of non-financial assets	949
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 2,952	$ 89,884
Term deposits		281,513
Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Variable-rate financial instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 29,351	207,257
Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Available-for-sale securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 11,867	$ 8,889